Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	NISUN INTERNATIONAL ENTERPRISE DEVELOPMENT GROUP CO., LTD
Trading Symbol	NISN
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001603993
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37829
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	99 Danba Rd
Entity Address, Address Line Two	Bldg C9Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Title of 12(b) Security	Class A common shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	N/A
Business Contact
Document Information Line Items
Entity Address, Address Line One	99 Danba Rd
Entity Address, Address Line Two	Bldg C9Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Contact Personnel Name	Changjuan Liang
Contact Personnel Email Address	liangchangjuan@cnisun.com
City Area Code	+86-577
Entity Address, Postal Zip Code	N/A
Local Phone Number	8689-5678
Class A Common Stock
Document Information Line Items
Entity Common Stock, Shares Outstanding	20,555,129
Class B Common Stock
Document Information Line Items
Entity Common Stock, Shares Outstanding	0